Cover Page	Sep. 04, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 04, 2019
Entity Registrant Name	HIGHWOODS PROPERTIES, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-13100
Entity Tax Identification Number	56-1871668
Entity Address, Address Line One	3100 Smoketree Court
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27604
City Area Code	919
Local Phone Number	872-4924
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $.01 par value, of Highwoods Properties, Inc.
Trading Symbol	HIW
Security Exchange Name	NYSE
Entity Central Index Key	0000921082
Amendment Flag	false
Highwoods Realty Limited Partnership
Entity Information [Line Items]
Entity Registrant Name	HIGHWOODS REALTY LIMITED PARTNERSHIP
Entity Incorporation, State or Country Code	NC
Entity File Number	000-21731
Entity Tax Identification Number	56-1869557
Entity Central Index Key	0000941713
Amendment Flag	false